Summary of Significant Accounting Policies (Tables) - Humacyte, Inc.	6 Months Ended
Jun. 30, 2021
Summary of 10% or more of the Company's total revenue or accounts receivable balance

	2019		2020		June 2020 (unaudited)		June 2021 (unaudited)
		Accounts		Accounts		Accounts		Accounts
	Revenue	Receivable	Revenue	Receivable	Revenue	Receivable	Revenue	Receivable
Grant A	28%	—	—	—	—	—	—	—
Grant B	38%	67%	10%	—	32%	—	—	—
Grant C	34%	33%	67%	100%	61%	83%	100%	100%
Grant D	—	—	18%	—	—	—	—	—
Total	100%	100%	95%	100%	93%	83%	100%	100%

Summary of securities that could potentially dilute net loss per share in the future that were not included in the computation of diluted net loss per share

	December 31,		June 30,
	2019	2020	2020	2021
			(Unaudited)	(Unaudited)
Shares issuable upon conversion of Series A redeemable convertible preferred stock	70,152,805	70,152,805	70,152,805	70,152,805
Shares issuable upon conversion of Series B redeemable convertible preferred stock	91,919,158	91,919,158	91,919,158	91,919,158
Shares issuable upon conversion of Series C redeemable convertible preferred stock	42,808,208	42,808,208	42,808,208	42,808,208
Shares issuable upon conversion of Series D redeemable convertible preferred stock	60,216,780	60,216,780	60,216,780	60,216,780
Exercise of options under stock plan	19,880,073	18,330,574	17,218,438	24,831,266
Warrants to purchase common stock	125,520	125,520	125,520	1,095,616

Summary of estimated useful lives for significant asset

Estimated Useful
Property and equipment	Lives (Years)
Scientific equipment	5 – 7
Computer equipment	5
Software	3
Furniture and fixtures	5 – 7
Leasehold improvements	Lesser of useful life or life of lease
Construction in progress	N/A

Summary of cumulative effect of initially applying the new lease guidance

	January 1, 2019
		Cumulative	Beginning
	Beginning	Effect	Balance,
($ in thousands)	Balance	Adjustment	As Adjusted
Assets
Building asset	$25,091	$(25,091)	$—
Finance lease right-of-use assets, net	$—	$27,612	$27,612
Operating lease right-of-use assets, net	$—	$923	$923

Liabilities and stockholders' deficit
Accrued expenses	$7,049	$(1)	$7,048
Facility financing obligation, current portion	$276	$(276)	$—
Finance lease obligation, current portion	$—	$1,292	$1,292
Operating lease obligation, current portion	$—	$55	$55
Facility financing obligation, net of current portion	$22,955	$(22,955)	$—
Finance lease obligation, net of current portion	$—	$26,319	$26,319
Operating lease obligation, net of current portion	$—	$870	$870
Accumulated deficit	$(234,289)	$(1,861)	$(236,150)